MAJOR CUSTOMERS	12 Months Ended
Mar. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 23	-	MAJOR CUSTOMERS

One customer accounted for approximately 97 percent and 100 percent of revenues for the years ended March 31, 2011 and 2010, respectively.

Please note that this major customer was the purchaser of the Lodrane® products, which have been discontinued pursuant to an announcement by the FDA.

Shortly after the announcement by the FDA, this customer cancelled all outstanding orders, other than those for which manufacturing had already begun, advising the Company that existing stocks of Lodrane® were sufficient and that additional quantities could not be sold prior to the 180 day deadline announced by the FDA.

The last shipment of Lodrane® products was made by the Company in April 2011 and manufacturing of Lodrane® has ceased.

While the timing of the announcement by the FDA resulted in such having a minimal effect on the Company’s operations for the 2011 Fiscal Year, the Company’s inability to manufacture Lodrane® has a material and adverse effect on its revenues for periods beginning after March 31, 2011.

Please refer to Note 22 to these financial statements and the Current Report on Form 8-K filed with the SEC on March 4, 2011, such filing being herein incorporated by reference, for further details on this announcement.